REVERSE CAPITALIZATION - Narrative (Details)						12 Months Ended
	Aug. 30, 2024 shares	Aug. 14, 2024 shares	Mar. 28, 2024 shares	Mar. 26, 2024 USD ($) $ / shares shares	Mar. 12, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Aug. 13, 2024 USD ($)	Mar. 27, 2024 shares	Feb. 16, 2024 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares										31,709,747
Average purchase price per share (in dollars per share) | $ / shares				$ 10.70			$ 0.0001
Listing expense				$ 44,469,613		$ 0	$ 44,469,613	$ 0
Incurred transaction related costs						0	7,628,685	6,150,988
Transaction-related costs						691,654	12,394,616
Costs paid with transaction proceeds						4,858,225	4,858,225
Expense from share-based payment transactions with parties other than employees							1,141,200
One-time cash bonus related to the Business Combination						285,000
Forgiveness of loan received					$ 9,765,972	0	$ 9,765,972	$ 0
Ordinary Class A
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares											1,500,000
Average purchase price per share (in dollars per share) | $ / shares											$ 10.00
Private Placement
Disclosure of detailed information about business combination [line items]
Aggregate purchase price											$ 15,000,000
Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares) | shares			3,897,747
Class A TWO A
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares			1,500,000
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares				103,813
Average purchase price per share (in dollars per share) | $ / shares				$ 10.70
Number of shares outstanding (in shares) | shares			26,312,000
Converted shares (in shares) | shares			1,500,000
Ordinary shares
Disclosure of detailed information about business combination [line items]
Granted (in shares) | shares	90,000	90,000
Liabilities from share-based payment transactions									$ 900,000
Accounts Payable and Accrued Expenses
Disclosure of detailed information about business combination [line items]
Issue costs not recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						713,213
Other Non-current Liabilities
Disclosure of detailed information about business combination [line items]
Issue costs not recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						$ 178,196